Document and Entity Information	May 18, 2022
Prospectus:
Document Type	497
Document Period End Date	May 18, 2022
Entity Registrant Name	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Entity Central Index Key	0000826644
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 18, 2022
Document Effective Date	May 18, 2022
Prospectus Date	Feb. 28, 2022
Invesco Multi-Asset Income Fund | Class A
Prospectus:
Trading Symbol	PIAFX
Invesco Multi-Asset Income Fund | Class C
Prospectus:
Trading Symbol	PICFX
Invesco Multi-Asset Income Fund | Class R
Prospectus:
Trading Symbol	PIRFX
Invesco Multi-Asset Income Fund | Class Y
Prospectus:
Trading Symbol	PIYFX
Invesco Multi-Asset Income Fund | CLASS R5
Prospectus:
Trading Symbol	IPNFX
Invesco Multi-Asset Income Fund | CLASS R6
Prospectus:
Trading Symbol	PIFFX